Putnam Capital Opportunities Fund
Average annual total returns after sales charges (for periods ending 12/31/14)
Average Annual Total Returns - Putnam Capital Opportunities Fund		1 Year	5 Years	10 Years
Class A Shares		0.93%	13.50%	7.62%
Class A Shares | after taxes on distributions and sale of fund shares		3.27%	10.81%	6.08%
Class B Shares		1.85%	13.79%	7.61%
Class C Shares		5.41%	14.00%	7.45%
Class M Shares		2.83%	13.49%	7.33%
Class R Shares		6.77%	14.58%	7.99%
Class Y Shares		7.42%	15.16%	8.54%
Class R5	[1]	7.49%	15.22%	8.56%
Class R6	[1]	7.53%	15.27%	8.59%
Russelll 2000 Growth Index (no deductions for fees, expenses or taxes)		4.89%	15.55%	7.77%
Class A Shares | after taxes on distributions		(2.67%)	12.66%	6.54%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

As of April 1, 2016, the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) replaced the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2500 Index for the one-, five-, and ten-year periods ended on December 31, 2014 were 7.07%, 16.36%, and 8.72%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.